Warrant Liability - Summary of Movement of the Warrant Liability (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Warrant Liability [Abstract]
Issuance of the warrant liability	$ 81,700
Fair value loss of the warrant liability	1,600
At June 30, 2021	$ 83,300